PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2021	349,630	746,042	4,225	1,932	1,101,829
Additions	—	—	1,144	133	1,277
Transferred to investment property	(331,359)	—	—	—	(331,359)
At December 31,2021	18,271	746,042	5,369	2,065	771,747
Additions	—	—	—	22	22
Transferred to assets classified as held for sale	(18,271)	(746,042)	(4,225)	(1,886)	(770,424)
Disposals	—	—	—	—	—
At December 31, 2022	—	—	1,144	201	1,345

Accumulated depreciation
At January 1, 2021	49,297	349,382	3,748	1,559	403,986
Depreciation charge	—	—	54	42	96
Transferred to investment property	(47,452)	—	—	—	(47,452)
At December 31, 2021	1,845	349,382	3,802	1,601	356,630
Depreciation charge	—	—	217	49	266
Transferred to assets classified as held for sale	(1,845)	(349,382)	(3,748)	(1,582)	(356,557)
At December 31, 2022	—	—	271	68	339

Impairment
At January1, 2021	300,333	396,660	477	304	697,774
Transferred to investment property	(283,907)	—	—	—	(283,907)
At December 31, 2021	16,426	396,660	477	304	413,867
Impairment losses recognized in profit or loss	—	—	—	—	—
Transferred to assets classified as held for sale	(16,426)	(396,660)	(477)	(304)	(413,867)
At December 31, 2022	—	—	—	—	—

Carrying amount
At December 31, 2021	—	—	1,090	160	1,250
At December 31, 2022	—	—	873	133	1,006